Summary of material accounting policies (Details) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Furniture And Fixtures [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3 – 8
I T Systems [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	3 – 5
Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
Amortization Useful life	8 – 20